Parent Company Financial Information - Statements of Cash Flows (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net income/(loss) attributable to controlling interest		$ 545,042	$ 165,515	$ 227,046
Adjustments to reconcile net income/(loss) to net cash provided/(used) by operating activities:
Depreciation, amortization, and other		59,125	70,924	64,673
Provision/(benefit) for deferred income taxes		103,557	121,001	79,604
Stock-based compensation expense		23,171	20,627	17,536
Net (increase)/decrease in interest receivable and other assets		32,950	240,629	(7,921)
Net (decrease)/increase in interest payable and other liabilities		(3,980)	(16,877)	(36,546)
Total adjustments		(322,202)	(205,778)	(58,520)
Net cash provided/(used) by operating activities		234,305	(28,798)	179,991
Securities:
Sales and prepayments		20,751
Sales and prepayments			936,958	444,222
Purchases		(473,205)
Purchases			(1,558,990)	(1,239,912)
Premises and equipment:
Net cash provided/(used) by investing activities		480,372	(1,324,602)	(2,465,812)
Preferred stock:
Cash dividends		(6,200)	(6,200)	(6,200)
Common stock:
Exercise of stock options		4,482	6,132	22,479
Cash dividends		(138,706)	(79,904)	(63,504)
Repurchase of shares	[1]	(104,768)	(5,554)	(97,396)
Term borrowings:
Repayment of term borrowings		(69,025)	(147,413)	(267,527)
Net cash provided/(used) by financing activities		(761,398)	1,767,652	2,292,552
Net increase/(decrease) in cash and cash equivalents		(46,721)	414,252	6,731
Cash and cash equivalents at beginning of period		1,452,046	1,037,794	1,031,063
Cash and cash equivalents at end of period		1,405,325	1,452,046	1,037,794
Total interest paid		307,578	140,373	92,456
Total taxes paid		42,817	54,417	11,609
Parent Company
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net income/(loss) attributable to controlling interest		545,042	165,515	227,046
Less undistributed net income/(loss) of subsidiaries		169,751	(23,541)	6,075
Income/(loss) before undistributed net income of subsidiaries		375,291	189,056	220,971
Adjustments to reconcile net income/(loss) to net cash provided/(used) by operating activities:
Depreciation, amortization, and other		15	15	53
(Gain)/loss on securities		(28)	(109)	148
Provision/(benefit) for deferred income taxes		3,212	7,727	0
Stock-based compensation expense		22,398	19,625	16,719
Net (increase)/decrease in interest receivable and other assets		18,214	8,605	(2,228)
Net (decrease)/increase in interest payable and other liabilities		(10,702)	13,172	(2,842)
Total adjustments		33,109	49,035	11,850
Net cash provided/(used) by operating activities		408,400	238,091	232,821
Securities:
Sales and prepayments		65
Sales and prepayments			318	275
Purchases		0
Purchases			0	(400)
Premises and equipment:
Sales/(purchases)		(43)	7	(17)
Return on investment in subsidiary		1,597	1,871	129
Investment in subsidiary			0	0
Cash paid for business combination, net		(39,916)	(126,149)	0
Net cash provided/(used) by investing activities		(38,297)	(123,953)	(13)
Preferred stock:
Cash dividends		(6,200)	(6,200)	(6,200)
Common stock:
Exercise of stock options		4,482	6,132	22,479
Cash dividends		(138,706)	(79,904)	(63,504)
Repurchase of shares		(104,768)	(5,554)	(97,396)
Term borrowings:
Repayment of term borrowings		(45,364)	0	0
Net cash provided/(used) by financing activities		(290,556)	(85,526)	(144,621)
Net increase/(decrease) in cash and cash equivalents		79,547	28,612	88,187
Cash and cash equivalents at beginning of period		254,938	226,326	138,139
Cash and cash equivalents at end of period		334,485	254,938	226,326
Total interest paid		29,186	17,321	13,261
Total taxes paid		$ 49,056	$ 23,020	$ 27,126

[1]	2018 and 2016 include $99.4 million and $93.5 million, respectively, repurchased under share repurchase programs.